Taxes (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Profit amount		¥ (386)	$ (55)
Remaining profits		16.50%	16.50%	16.50%
Income tax rate		0.00%	0.00%	0.00%
tax-loss carry-forwards		¥ 653,688,798			¥ 543,607,595	¥ 531,724,823	$ 93,476,255
Valuation allowance		94,139,807			84,581,663		13,461,813
Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Profit amount | ¥		¥ 3
Percentage of tax		25.00%	25.00%	25.00%
Remaining profits		20.00%	20.00%	20.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate		15.00%	15.00%	15.00%
Hong kong [Member] | Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Profit amount | $				$ 2
Percentage of tax		8.25%	8.25%	8.25%
China [Member]
Taxes [Line Items]
Income tax rate	15.00%	25.00%	25.00%	25.00%
China [Member] | Foreign Tax Jurisdiction [Member]
Taxes [Line Items]
Valuation allowance		¥ 94,139,807			¥ 84,581,663		$ 13,461,813
High and New Technology Enterprise [Member]
Taxes [Line Items]
Income tax rate		15.00%	15.00%	15.00%